Selected Condensed Consolidating Financial Statements of Parent, Guarantors and Non-Guarantors Guarantor Financial Data (Cash Flow) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used for) operating activities	$ 1,032.5	$ 656.7	$ 461.7
Capital expenditures	(440.4)	(452.4)	(199.4)
Cash paid for the purchase of a leased facility	0	(17.0)	0
Cash paid for purchase of business, net of cash acquired	(6.3)	(125.6)	(1,300.1)
Investment in unconsolidated entities	(0.1)	(1.7)	(2.0)
Return of capital from unconsolidated entities	1.0	1.8	1.0
Proceeds from sale of property, plant and equipment	26.8	40.5	8.6
Proceeds from property, plant and equipment insurance settlement	15.4	10.2	0.5
Intercompany notes issued	0	0	0
Intercompany notes proceeds	0	0	0
Intercompany capital investment		0	0
Intercompany return of capital	0	0	0
Net cash provided by (used for) investing activities	(403.6)	(544.2)	(1,491.4)
Proceeds from issuance of notes	0	1,442.2	0
Additions to revolving credit facilities	99.0	748.1	802.6
Repayments of revolving credit facilities	(146.2)	(759.8)	(564.5)
Additions to debt	277.0	326.6	2,877.4
Repayments of debt	(787.4)	(1,803.6)	(1,966.3)
Debt issuance costs	(2.0)	(16.2)	(43.8)
Cash paid for debt extinguishment costs	(0.1)	(14.0)	(37.9)
Issuances of common stock, net of related minimum tax withholdings	3.5	5.2	25.2
Excess tax benefits from share-based compensation	6.0	10.0	0
Advances from (repayments to) consolidated entities	0	0	0
Advances from (repayments to) unconsolidated entity	1.2	0.2	1.7
Cash dividends paid to shareholders	(75.3)	(56.5)	(37.6)
Cash distributions paid to noncontrolling interests	(4.9)	(0.8)	(5.2)
Intercompany notes borrowing	0	0	0
Intercompany notes payments	0	0	0
Intercompany capital receipt		0	0
Intercompany capital return	0	0	0
Intercompany dividends	0	0	0
Net cash (used for) provided by financing activities	(629.2)	(118.6)	1,051.6
Effect of exchange rate changes on cash and cash equivalents	(0.5)	1.6	3.9
Cash and Cash Equivalents, Period Increase (Decrease)	(0.8)	(4.5)	25.8
Cash and cash equivalents at beginning of period	37.2	41.7	15.9
Cash and cash equivalents at end of period	36.4	37.2	41.7
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used for) operating activities	409.0	132.9	50.3
Capital expenditures	0	0	0
Cash paid for the purchase of a leased facility		0
Cash paid for purchase of business, net of cash acquired	0	(93.5)	(1,300.1)
Investment in unconsolidated entities	0	0	0
Return of capital from unconsolidated entities	0	0	0
Proceeds from sale of property, plant and equipment	0	0	0
Proceeds from property, plant and equipment insurance settlement	0	0	0
Intercompany notes issued	(468.8)	(36.1)	(16.7)
Intercompany notes proceeds	732.8	27.6	174.4
Intercompany capital investment		(89.3)	(1,171.7)
Intercompany return of capital	0.8	378.9	102.3
Net cash provided by (used for) investing activities	264.8	187.6	(2,211.8)
Proceeds from issuance of notes		1,442.2
Additions to revolving credit facilities	74.3	687.4	553.2
Repayments of revolving credit facilities	(86.9)	(674.4)	(562.5)
Additions to debt	0	227.1	2,225.0
Repayments of debt	(355.6)	(1,527.6)	(626.6)
Debt issuance costs	(1.0)	(16.2)	(43.8)
Cash paid for debt extinguishment costs	(0.1)	(14.0)	(37.9)
Issuances of common stock, net of related minimum tax withholdings	3.5	5.2	25.2
Excess tax benefits from share-based compensation	0	0
Advances from (repayments to) consolidated entities	(261.5)	(470.6)	657.9
Advances from (repayments to) unconsolidated entity	0	0	0
Cash dividends paid to shareholders	(75.3)	(56.5)	(37.6)
Cash distributions paid to noncontrolling interests	0	0	0
Intercompany notes borrowing	43.6	76.9	17.5
Intercompany notes payments	0	0	(8.9)
Intercompany capital receipt		0	0
Intercompany capital return	0	0	0
Intercompany dividends	0	0	0
Net cash (used for) provided by financing activities	(659.0)	(320.5)	2,161.5
Effect of exchange rate changes on cash and cash equivalents	0	0	0
Cash and Cash Equivalents, Period Increase (Decrease)	14.8	0	0
Cash and cash equivalents at beginning of period	0	0	0
Cash and cash equivalents at end of period	14.8	0	0
Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used for) operating activities	1,053.2	540.0	1,051.6
Capital expenditures	(419.4)	(426.5)	(172.2)
Cash paid for the purchase of a leased facility		(17.0)
Cash paid for purchase of business, net of cash acquired	(6.3)	(32.1)	0
Investment in unconsolidated entities	(0.1)	(1.7)	(2.0)
Return of capital from unconsolidated entities	1.0	1.8	0.8
Proceeds from sale of property, plant and equipment	16.0	17.9	7.4
Proceeds from property, plant and equipment insurance settlement	15.4	10.2	0.5
Intercompany notes issued	(562.6)	(156.2)	(39.5)
Intercompany notes proceeds	319.9	1.8	270.0
Intercompany capital investment		0	(207.1)
Intercompany return of capital	0.4	0	2.1
Net cash provided by (used for) investing activities	(635.7)	(601.8)	(140.0)
Proceeds from issuance of notes		0
Additions to revolving credit facilities	0	0	0
Repayments of revolving credit facilities	0	0	0
Additions to debt	0	0	0
Repayments of debt	0	(28.8)	(1,169.1)
Debt issuance costs	0	0	0
Cash paid for debt extinguishment costs	0	0	0
Issuances of common stock, net of related minimum tax withholdings	0	0	0
Excess tax benefits from share-based compensation	6.0	10.0
Advances from (repayments to) consolidated entities	185.4	505.9	(598.5)
Advances from (repayments to) unconsolidated entity	1.2	0.2	1.7
Cash dividends paid to shareholders	0	0	0
Cash distributions paid to noncontrolling interests	0	0	0
Intercompany notes borrowing	467.8	35.6	0
Intercompany notes payments	(732.6)	(10.0)	(174.4)
Intercompany capital receipt		39.3	1,136.7
Intercompany capital return	(0.8)	(378.9)	(102.3)
Intercompany dividends	(343.3)	(115.1)	(2.7)
Net cash (used for) provided by financing activities	(416.3)	58.2	(908.6)
Effect of exchange rate changes on cash and cash equivalents	0	0	0
Cash and Cash Equivalents, Period Increase (Decrease)	1.2	(3.6)	3.0
Cash and cash equivalents at beginning of period	0	3.6	0.6
Cash and cash equivalents at end of period	1.2	0	3.6
Non-Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used for) operating activities	(43.4)	151.4	(601.1)
Capital expenditures	(21.0)	(25.9)	(27.2)
Cash paid for the purchase of a leased facility		0
Cash paid for purchase of business, net of cash acquired	0	0	0
Investment in unconsolidated entities	0	0	0
Return of capital from unconsolidated entities	0	0	0.2
Proceeds from sale of property, plant and equipment	10.8	22.6	1.2
Proceeds from property, plant and equipment insurance settlement	0	0	0
Intercompany notes issued	0	0	0
Intercompany notes proceeds	0	0	8.9
Intercompany capital investment		0	0
Intercompany return of capital	0	0	0
Net cash provided by (used for) investing activities	(10.2)	(3.3)	(16.9)
Proceeds from issuance of notes		0
Additions to revolving credit facilities	24.7	60.7	249.4
Repayments of revolving credit facilities	(59.3)	(85.4)	(2.0)
Additions to debt	277.0	99.5	652.4
Repayments of debt	(431.8)	(247.2)	(170.6)
Debt issuance costs	(1.0)	0	0
Cash paid for debt extinguishment costs	0	0	0
Issuances of common stock, net of related minimum tax withholdings	0	0	0
Excess tax benefits from share-based compensation	0	0
Advances from (repayments to) consolidated entities	76.1	(35.3)	(59.4)
Advances from (repayments to) unconsolidated entity	0	0	0
Cash dividends paid to shareholders	0	0	0
Cash distributions paid to noncontrolling interests	(4.9)	(0.8)	(5.2)
Intercompany notes borrowing	520.0	79.8	38.7
Intercompany notes payments	(320.1)	(19.4)	(270.0)
Intercompany capital receipt		50.0	242.1
Intercompany capital return	(0.4)	0	(2.1)
Intercompany dividends	(43.0)	(52.5)	(36.4)
Net cash (used for) provided by financing activities	37.3	(150.6)	636.9
Effect of exchange rate changes on cash and cash equivalents	(0.5)	1.6	3.9
Cash and Cash Equivalents, Period Increase (Decrease)	(16.8)	(0.9)	22.8
Cash and cash equivalents at beginning of period	37.2	38.1	15.3
Cash and cash equivalents at end of period	20.4	37.2	38.1
Consolidation, Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used for) operating activities	(386.3)	(167.6)	(39.1)
Capital expenditures	0	0	0
Cash paid for the purchase of a leased facility		0
Cash paid for purchase of business, net of cash acquired	0	0	0
Investment in unconsolidated entities	0	0	0
Return of capital from unconsolidated entities	0	0	0
Proceeds from sale of property, plant and equipment	0	0	0
Proceeds from property, plant and equipment insurance settlement	0	0	0
Intercompany notes issued	1,031.4	192.3	56.2
Intercompany notes proceeds	(1,052.7)	(29.4)	(453.3)
Intercompany capital investment		89.3	1,378.8
Intercompany return of capital	(1.2)	(378.9)	(104.4)
Net cash provided by (used for) investing activities	(22.5)	(126.7)	877.3
Proceeds from issuance of notes		0
Additions to revolving credit facilities	0	0	0
Repayments of revolving credit facilities	0	0	0
Additions to debt	0	0	0
Repayments of debt	0	0	0
Debt issuance costs	0	0	0
Cash paid for debt extinguishment costs	0	0	0
Issuances of common stock, net of related minimum tax withholdings	0	0	0
Excess tax benefits from share-based compensation	0	0
Advances from (repayments to) consolidated entities	0	0	0
Advances from (repayments to) unconsolidated entity	0	0	0
Cash dividends paid to shareholders	0	0	0
Cash distributions paid to noncontrolling interests	0	0	0
Intercompany notes borrowing	(1,031.4)	(192.3)	(56.2)
Intercompany notes payments	1,052.7	29.4	453.3
Intercompany capital receipt		(89.3)	(1,378.8)
Intercompany capital return	1.2	378.9	104.4
Intercompany dividends	386.3	167.6	39.1
Net cash (used for) provided by financing activities	408.8	294.3	(838.2)
Effect of exchange rate changes on cash and cash equivalents	0	0	0
Cash and Cash Equivalents, Period Increase (Decrease)	0	0	0
Cash and cash equivalents at beginning of period	0	0	0
Cash and cash equivalents at end of period	$ 0	$ 0	$ 0